Operating Expenses - Schedule Of Operating Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 1,233	$ 1,120	$ 1,120
Other operating expenses	265	467	82
Total operating expenses	3,747	3,261	2,917
Operating Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Transportation costs	1,793	1,676	1,502
Payroll	1,154	1,038	905
Depreciation and amortization	216	191	186
Professional legal, accounting and advisory services	236	145	144
Maintenance, repairs and supplies	99	84	76
Other operating expenses	249	127	104
Total operating expenses	$ 3,747	$ 3,261	$ 2,917